Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Summary of earnings per share
	For the Quarter Ended	For the Quarter Ended
	March 31, 2015	March 31, 2014
Basic and diluted numerator:
Net loss	$(4,569,322)	$(3,331,708)

Basic and diluted Denominator:
Weighted-average outstanding	24,405,813	19,739,470

Basic and diluted net loss per share	$(0.19)	$(0.17)

	For the Year Ended	For the Year Ended
	December 31, 2014	December 31, 2013
Numerator:
Net loss for basic earnings per share	$(6,706,972)	$(10,058,996)
Less change in fair value of warrant liability	3,436,195	-
Net loss for diluted earnings per share	$(10,143,167)	$(10,058,996)
Denominator:
Weighted-average basic common shares outstanding	20,638,421	15,463,256
Assumed conversion of dilutive securities:
Common stock purchase warrants	2,946,523	-
Denominator for diluted earnings per share – adjusted weighted-average shares	23,584,944	15,463,256
Basic net loss per share	$(0.32)	$(0.65)
Diluted net loss per share	$(0.43)	$(0.65)

Schedule of weighted average number of common shares
	For the Quarter Ended	For the Quarter Ended
	March 31, 2015	March 31, 2014
Common stock purchase warrants	6,085,714	6,808,324
Stock options	2,272,022	2,127,699
Total	8,357,736	8,936,023

	For the Year Ended	For the Year Ended
	December 31, 2014	December 31, 2013
Common stock purchase warrants	2,546,143	8,156,526
Stock options	2,488,279	2,051,511
Total	5,034,422	10,208,037